Accrued Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Payables and Accruals [Abstract]
Voyage and vessel	$ 19,404	$ 16,341
Corporate accruals	1,244	1,233
Interest and dividends	3,984	2,527
Payroll and benefits (note 14h)	9,976	8,562
Total	$ 34,608	$ 28,663